Annual Total Returns - Fidelity Freedom Index 2030 Fund [BarChart] - 03.31 Fidelity Freedom Index Funds - Institutional Premium, Premier PRO-11 - Fidelity Freedom Index 2030 Fund - Institutional Premium Class
Jul. 13, 2021
Bar Chart Table:
Annual Return 2016	8.70%
Annual Return 2017	18.03%
Annual Return 2018	(5.43%)
Annual Return 2019	22.18%
Annual Return 2020	14.36%